Income tax (Tables)	9 Months Ended
Sep. 30, 2016
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

The tax expense comprises:

	For the Nine Months Ended September 30,
	2015	2016
	RMB	RMB
Current tax expenses	(5,636)	(10,172)
Deferred tax benefits	8,813	125
Income tax benefits (expenses)	3,177	(10,047)